17. RELATED PARTIES TRANSACTIONS (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Parties Transactions Details Narrative Abstract
Total remuneration to executive directors	$ 363	$ 1,177